TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Jun. 30, 2025
TRADE AND OTHER PAYABLES
Schedule of trade and other payable

	June 30, 2025	June 30, 2024
Trade payable	$242,492	$575,268
Accrued liabilities	593,271	588,568
	$835,763	$1,163,836